Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000007112 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007112 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000007112 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007112 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007112 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000007112 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000007112 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000007112 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007112 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007112 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007112 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007112 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007113 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007113 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007113 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007113 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007113 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000007113 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000007113 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007113 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000007113 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007113 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007113 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007114 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007114 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007114 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007114 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007114 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000007114 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000007114 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007114 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000007114 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007114 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007114 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007115 | Asia
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000007115 | Europe
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000007115 | North America
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000007115 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007115 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007115 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007115 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033747 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033747 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000033747 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033747 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033747 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000033747 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000033747 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000033747 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000033747 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033747 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033747 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033747 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%